Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
		As of December 31,
		2024	2023
Prepaid expenses		$-	$3,461
Advance to supplier	(1)	2,130,175	505,763
Loans to third parties		-	57,747
Receivable from redemption on short-term investment	(2)	-	2,371,942
Prepayment for investment		246,599	971,845
Other receivables		772,252	229,918
Interest receivable		-	364,833
Prepaid VAT and income tax	(3)	1,061,675	1,972,748
Deposits for operating lease		-	31,222
Subtotal		4,210,701	6,509,479
Less: allowance for prepaid expenses and other current assets		(136,999)	(546,526)
Total		$4,073,702	$5,962,953

(1)	The Company prepaid its vendors for electricity and graphite anode materials, including single granular coke, secondary granular coke, and mixed batches of single particle and secondary coke and etc.

(2)

In February 2021, the Company entered into an investment agreement with Viner Total investment Fund (the “Fund”) to invest in the Fund with the total investment consideration of $8,000,000. On August 2, 2023, the Company redeemed the Fund with a redemption value of $3,282,770, of which $2,371,942 had not been received as of December 31, 2023. The Company received in full for the year ended December 31, 2024.

(3)	The amount of VAT payable is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company’s input VAT exceeded output VAT as the Company purchased inventory and plant, property and equipment for manufacturing graphite anode materials as of December 31, 2024 and 2023.